Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees (Details) - 2010, 2021 and 2024 Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)		$ 0.72	$ 0.64
Risk-free interest rate (%)		4.61%	3.70%
Risk-free interest rate (%), minimum	4.16%
Risk-free interest rate (%), maximum	4.50%
Expected volatility (%)		75.70%	79.20%
Expected volatility (%), minimum	74.70%
Expected volatility (%), maximum	75.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected exercise multiple	2.8	2.8	2.8
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 0.23
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 0.32